INTANGIBLE ASSETS (Details Textual) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 20,555	$ 20,547	$ 0